Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (5,286)	€ (3,766)	€ (1,985)
Deferred tax liability asset	897	(575)	(350)
Total	(4,389)	(4,341)	(2,335)
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(2,116)	(2,221)	(585)
Deferred tax liability asset		430	(387)
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(3,170)	(1,545)	(1,400)
Deferred tax liability asset	€ 897	€ (1,005)	€ 37